SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost		$ 350,714	$ 299,025
Less - accumulated depreciation		(252,800)	(198,081)
Total property and equipment, net	$ 51,855	97,914	100,944
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		30,471	29,566
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		21,417	15,121
Machines [Member]
Property, Plant and Equipment [Line Items]
Total cost		213,677	169,189
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost		$ 85,149	$ 85,149